CONDENSED CONSOLIDATING FINANCIAL INFORMATION	3 Months Ended
Mar. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION

EXHIBIT 99.1

17. CONDENSED CONSOLIDATING FINANCIAL INFORMATION

The Senior Notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by SMLP and the Guarantor Subsidiaries (see Note 9).

The following supplemental condensed consolidating financial information reflects SMLP's separate accounts, the combined accounts of the Co-Issuers, the combined accounts of the Guarantor Subsidiaries, the combined accounts of the Non-Guarantor Subsidiaries and the consolidating adjustments for the dates and periods indicated.  For purposes of the following consolidating information:

•	each of SMLP and the Co-Issuers account for their subsidiary investments, if any, under the equity method of accounting and
•

the balances and results of operations associated with the assets, liabilities and expenses that were carved out of Summit Investments and allocated to SMLP in connection with the 2016 Drop Down have been attributed to SMLP during the common control period.

Condensed Consolidating Balance Sheets.  Balance sheets as of March 31, 2017 and December 31, 2016 follow.

	March 31, 2017
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Assets
Cash and cash equivalents	$3,180	$5	$2,725	$375	$—	$6,285
Accounts receivable	22	—	42,349	11,298	—	53,669
Other current assets	1,277	—	1,665	298	—	3,240
Due from affiliate	10,712	12,745	442,967	—	(466,424)	—
Total current assets	15,191	12,750	489,706	11,971	(466,424)	63,194
Property, plant and equipment, net	3,115	—	1,433,385	417,583	—	1,854,083
Intangible assets, net	—	—	386,802	24,976	—	411,778
Goodwill	—	—	16,211	—	—	16,211
Investment in equity method investees	—	—	—	702,751	—	702,751
Other noncurrent assets	2,403	4,496	157	—	—	7,056
Investment in subsidiaries	2,153,590	3,406,959	—	—	(5,560,549)	—
Total assets	$2,174,299	$3,424,205	$2,326,261	$1,157,281	$(6,026,973)	$3,055,073

Liabilities and Partners' Capital
Trade accounts payable	$863	$—	$9,502	$7,399	$—	$17,764
Accrued expenses	1,946	—	7,229	2,932	—	12,107
Due to affiliate	456,198	—	—	10,712	(466,424)	486
Ad valorem taxes payable	—	—	3,862	204	—	4,066
Accrued interest	—	5,703	—	—	—	5,703
Accrued environmental remediation	—	—	—	5,883	—	5,883
Other current liabilities	2,240	—	2,239	339	—	4,818
Total current liabilities	461,247	5,703	22,832	27,469	(466,424)	50,827
Long-term debt	—	1,264,912	—	—	—	1,264,912
Deferred Purchase Price Obligation	584,164	—	—	—	—	584,164
Deferred revenue	—	—	18,980	—	—	18,980
Noncurrent accrued environmental remediation	—	—	—	3,263	—	3,263
Other noncurrent liabilities	3,773	—	3,948	91		7,812
Total liabilities	1,049,184	1,270,615	45,760	30,823	(466,424)	1,929,958

Total partners' capital	1,125,115	2,153,590	2,280,501	1,126,458	(5,560,549)	1,125,115
Total liabilities and partners' capital	$2,174,299	$3,424,205	$2,326,261	$1,157,281	$(6,026,973)	$3,055,073

	December 31, 2016
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Assets
Cash and cash equivalents	$698	$51	$5,647	$1,032	$—	$7,428
Accounts receivable	53	—	89,584	7,727	—	97,364
Other current assets	1,526	—	2,328	455	—	4,309
Due from affiliate	14,896	38,013	369,995	—	(422,904)	—
Total current assets	17,173	38,064	467,554	9,214	(422,904)	109,101
Property, plant and equipment, net	2,266	—	1,440,180	411,225	—	1,853,671
Intangible assets, net	—	—	396,930	24,522	—	421,452
Goodwill	—	—	16,211	—	—	16,211
Investment in equity method investees	—	—	—	707,415	—	707,415
Other noncurrent assets	1,993	5,198	138	—	—	7,329
Investment in subsidiaries	2,132,757	3,347,393	—	—	(5,480,150)	—
Total assets	$2,154,189	$3,390,655	$2,321,013	$1,152,376	$(5,903,054)	$3,115,179

Liabilities and Partners' Capital
Trade accounts payable	$978	$—	$9,901	$5,372	$—	$16,251
Accrued expenses	2,399	114	6,069	2,807	—	11,389
Due to affiliate	408,266	—	—	14,896	(422,904)	258
Ad valorem taxes payable	16	—	9,717	855	—	10,588
Accrued interest	—	17,483	—	—	—	17,483
Accrued environmental remediation	—	—	—	4,301	—	4,301
Other current liabilities	6,718	—	3,798	955	—	11,471
Total current liabilities	418,377	17,597	29,485	29,186	(422,904)	71,741
Long-term debt	—	1,240,301	—	—	—	1,240,301
Deferred Purchase Price Obligation	563,281	—	—	—	—	563,281
Deferred revenue	—	—	57,465	—	—	57,465
Noncurrent accrued environmental remediation	—	—	—	5,152	—	5,152
Other noncurrent liabilities	2,858	—	4,602	106	—	7,566
Total liabilities	984,516	1,257,898	91,552	34,444	(422,904)	1,945,506

Total partners' capital	1,169,673	2,132,757	2,229,461	1,117,932	(5,480,150)	1,169,673
Total liabilities and partners' capital	$2,154,189	$3,390,655	$2,321,013	$1,152,376	$(5,903,054)	$3,115,179

Condensed Consolidating Statements of Operations.  For the purposes of the following condensed consolidating statements of operations, we allocate general and administrative expenses recognized at the SMLP parent to the Guarantor Subsidiaries and Non-Guarantor Subsidiaries to reflect what those entities' results would have been had they operated on a stand-alone basis.  Statements of operations for the three months ended March 31, 2017 and 2016 follow.

	Three months ended March 31, 2017
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Revenues:
Gathering services and related fees	$—	$—	$100,682	$17,331	$—	$118,013
Natural gas, NGLs and condensate sales	—	—	11,120	—	—	11,120
Other revenues	—	—	5,961	711	—	6,672
Total revenues	—	—	117,763	18,042	—	135,805
Costs and expenses:
Cost of natural gas and NGLs	—	—	9,049	3	—	9,052
Operation and maintenance	—	—	20,851	2,841	—	23,692
General and administrative	—	—	12,218	1,914	—	14,132
Depreciation and amortization	154	—	24,597	3,818	—	28,569
Transaction costs	—	—	—	—	—	—
Loss on asset sales, net	—	—	3	—	—	3
Long-lived asset impairment	—	—	—	284	—	284
Total costs and expenses	154	—	66,718	8,860	—	75,732
Other income	71	—	—	—	—	71
Interest expense	—	(16,716)	—	—	—	(16,716)
Early extinguishment of debt	—	(22,020)	—	—	—	(22,020)
Deferred Purchase Price Obligation expense	(20,883)	—	—	—	—	(20,883)
(Loss) income before income taxes and loss from equity method investees	(20,966)	(38,736)	51,045	9,182	—	525
Income tax expense	(452)	—	—	—	—	(452)
Loss from equity method investees	—	—	—	(656)	—	(656)
Equity in earnings of consolidated subsidiaries	20,835	59,571	—	—	(80,406)	—
Net (loss) income	$(583)	$20,835	$51,045	$8,526	$(80,406)	$(583)

	Three months ended March 31, 2016
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Revenues:
Gathering services and related fees	$—	$—	$64,768	$13,332	$—	$78,100
Natural gas, NGLs and condensate sales	—	—	7,588	—	—	7,588
Other revenues	—	—	4,369	514	—	4,883
Total revenues	—	—	76,725	13,846	—	90,571
Costs and expenses:
Cost of natural gas and NGLs	—	—	6,290	—	—	6,290
Operation and maintenance	—	—	22,572	3,270	—	25,842
General and administrative	—	—	10,126	2,753	—	12,879
Depreciation and amortization	116	—	24,672	2,940	—	27,728
Transaction costs	1,174	—	—	—	—	1,174
Gain on asset sales, net	—	—	(63)	—	—	(63)
Total costs and expenses	1,290	—	63,597	8,963	—	73,850
Other income	22	—	—	—	—	22
Interest expense	(1,446)	(14,436)	—	—	—	(15,882)
Deferred Purchase Price Obligation expense	(7,463)	—	—	—	—	(7,463)
(Loss) income before income taxes and loss from equity method investees	(10,177)	(14,436)	13,128	4,883	—	(6,602)
Income tax benefit	77	—	—	—	—	77
Income from equity method investees	—	—	—	2,860	—	2,860
Equity in earnings of consolidated subsidiaries	6,435	20,871	—	—	(27,306)	—
Net (loss) income	$(3,665)	$6,435	$13,128	$7,743	$(27,306)	$(3,665)

Condensed Consolidating Statements of Cash Flows.  Statements of cash flows for the three months ended March 31, 2017 and 2016 follow.

	Three months ended March 31, 2017
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$(2,021)	$(27,574)	$74,721	$17,323	$—	$62,449

Cash flows from investing activities:
Capital expenditures	(1,003)	—	(4,580)	(8,845)	—	(14,428)
Contributions to equity method investees	—	—	—	(4,936)	—	(4,936)
Other, net	(361)	—	—	—	—	(361)
Advances to affiliates	(25,266)	—	(72,972)	(4,184)	102,422	—
Net cash used in investing activities	(26,630)	—	(77,552)	(17,965)	102,422	(19,725)

Cash flows from financing activities:
Distributions to unitholders	(44,452)	—	—	—	—	(44,452)
Borrowings under Revolving Credit Facility	—	72,000	—	—	—	72,000
Repayments under Revolving Credit Facility	—	(245,000)	—	—	—	(245,000)
Debt issuance costs	—	(6,825)	—	—	—	(6,825)
Payment of redemption and call premiums on senior notes	—	(17,913)	—	—	—	(17,913)
Proceeds from ATM Program issuances, net of costs	367	—	—	—	—	367
Contribution from General Partner	113	—	—	—	—	113
Issuance of senior notes	—	500,000	—	—	—	500,000
Tender and redemption of senior notes	—	(300,000)	—	—	—	(300,000)
Other, net	(2,051)	—	(91)	(15)	—	(2,157)
Advances from affiliates	77,156	25,266	—	—	(102,422)	—
Net cash provided by (used in) financing activities	31,133	27,528	(91)	(15)	(102,422)	(43,867)
Net change in cash and cash equivalents	2,482	(46)	(2,922)	(657)	—	(1,143)
Cash and cash equivalents, beginning of period	698	51	5,647	1,032	—	7,428
Cash and cash equivalents, end of period	$3,180	$5	$2,725	$375	$—	$6,285

	Three months ended March 31, 2016
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$(3,174)	$(23,280)	$65,022	$28,281	$—	$66,849

Cash flows from investing activities:
Capital expenditures	(180)	—	(11,753)	(49,393)	—	(61,326)
Contributions to equity method investees	—	—	—	(15,645)	—	(15,645)
Acquisitions of gathering systems from affiliate	(360,000)	—	—	—	—	(360,000)
Other, net	(377)	—	—	—	—	(377)
Advances to affiliates	(13,446)	(363,390)	(55,177)	—	432,013	—
Net cash used in investing activities	(374,003)	(363,390)	(66,930)	(65,038)	432,013	(437,348)

Cash flows from financing activities:
Distributions to unitholders	(40,975)	—	—	—	—	(40,975)
Borrowings under Revolving Credit Facility	12,000	412,300	—	—	—	424,300
Repayments under Revolving Credit Facility	—	(35,300)	—	—	—	(35,300)
Debt issuance costs	(13)	(2,400)	—	—	—	(2,413)
Cash advance from Summit Investments to contributed subsidiaries, net	(12,000)	—	—	24,214	—	12,214
Expenses paid by Summit Investments on behalf of contributed subsidiaries	3,030	—	—	1,791	—	4,821
Other, net	(786)	—	(68)	—	—	(854)
Advances from affiliates	418,566	—	—	13,447	(432,013)	—
Net cash provided by (used in) financing activities	379,822	374,600	(68)	39,452	(432,013)	361,793
Net change in cash and cash equivalents	2,645	(12,070)	(1,976)	2,695	—	(8,706)
Cash and cash equivalents, beginning of period	73	12,407	6,930	2,383	—	21,793
Cash and cash equivalents, end of period	$2,718	$337	$4,954	$5,078	$—	$13,087

EX 99.1-1